Segment reporting (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Net interest income	$ 1,607	$ 1,589	$ 1,376	$ 3,196	$ 2,689
Non-interest income				14,603	13,372
Income				17,798	16,061
Credit loss (expense) / release	80	28	(272)	108	(540)
Total operating income	9,071	8,836	7,512	17,906	15,521
Total operating expenses	6,589	6,684	5,987	13,274	12,197
Operating profit / (loss) before tax	2,481	2,151	1,525	4,632	3,324
Tax expense / (benefit)	563	439	328	1,001	703
Net profit / (loss)	1,919	1,713	1,197	3,631	2,621
Additional information
Total assets	1,085,861	$ 1,109,234	$ 1,125,327	1,085,861	1,125,327	$ 1,125,327
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income				2,023	2,054
Non-interest income				7,582	6,553
Income				9,606	8,607
Credit loss (expense) / release	14			16	(117)
Total operating income				9,622	8,489
Total operating expenses				6,958	6,421
Operating profit / (loss) before tax				2,664	2,068
Additional information
Total assets	375,076			375,076		367,714
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income				1,039	1,029
Non-interest income				1,063	886
Income				2,103	1,914
Credit loss (expense) / release	46			69	(187)
Total operating income				2,172	1,727
Total operating expenses				1,286	1,155
Operating profit / (loss) before tax				886	573
Additional information
Total assets	222,013			222,013		231,710
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income				(7)	(9)
Non-interest income				1,310	1,048
Income				1,303	1,038
Credit loss (expense) / release	0			0	0
Total operating income				1,303	1,038
Total operating expenses				822	724
Operating profit / (loss) before tax				481	314
Additional information
Total assets	29,027			29,027		28,266
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income				244	3
Non-interest income				4,479	4,906
Income				4,724	4,909
Credit loss (expense) / release	21			23	(200)
Total operating income				4,747	4,709
Total operating expenses				3,698	3,419
Operating profit / (loss) before tax				1,049	1,290
Additional information
Total assets	344,069			344,069		369,778
Group Functions
Disclosure Of Operating Segments [Line Items]
Net interest income				(103)	(387)
Non-interest income				167	(20)
Income				64	(407)
Credit loss (expense) / release	(1)			(1)	(35)
Total operating income				63	(443)
Total operating expenses				511	478
Operating profit / (loss) before tax				(448)	$ (921)
Additional information
Total assets	$ 115,675			$ 115,675		$ 127,858